Other liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Other Liabilities [abstract]
Accounts payable and accrued expenses	$ 1,599	$ 1,292
Accrued interest payable	10,936	5,019
Cash collateral	23,365	26,143
Commodity liabilities	11,716	10,038
Deferred income	3,830	3,660
Deferred income taxes	426	439	$ 74
Dividends payable	1,975	1,856
Employee benefit liabilities	1,611	1,668
Held for sale liabilities	2,560
Insurance related liabilities	342	324
Lease liabilities	4,764	5,110
Negotiable instruments	1,684	1,715
Payable to brokers, dealers and clients	8,065	10,974
Payroll and related compensation	9,088	8,991
Precious metals certificates	775	557
Provisions	644	627
Short-term borrowings of subsidiaries	4,507	9,609
Taxes payable	2,959	2,136
Other	5,324	5,077
Other liabilities	$ 96,170	$ 95,235